7. NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Debt Disclosure [Abstract]
Loan outstanding		$ 21,000
Notes payble		283,000
Interest rate		9.00%
Notes payable to IQMS, an enterprise resources planning software provider	33,500
Note payable to Premium Assignment Corporation	32,500
Total outstanding short term notes	66,000
Current loan payable on line of credit	4,000
Gain on debt restructured	60,000
Principal and accrued interest on notes payable past due	$ 420,000		$ 362,000